Transactions with related parties and affiliated entities - Summary of detail of loans (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivable	S/ 1,505,627	S/ 1,393,020
Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivable	358,855	369,920
Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivable	1,864,482	1,762,940
Direct Loans [Member] | Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivable	1,502,218	1,389,463
Direct Loans [Member] | Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivable	302,865	296,825
Direct Loans [Member] | Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivable	1,805,083	1,686,288
Indirect Loans [Member] | Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivable	3,409	3,557
Indirect Loans [Member] | Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivable	55,990	73,095
Indirect Loans [Member] | Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivable	S/ 59,399	S/ 76,652